REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2009

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2009

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of August, 2009.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         7,807,351
Form 13 F Information Table Value Total:    280,180 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERICAN EXPRESS CO            COM              025816109     3835   165000 SH       SOLE                 165000        0        0
D BARRICK GOLD CORP              COM              067901108    35219  1049751 SH       SOLE                1049751        0        0
D CSX CORP                       COM              126408103    26039   751906 SH       SOLE                 751906        0        0
D CONTINENTAL AIRLS INC          CL B             210795308    10632  1200014 SH       SOLE                1200014        0        0
D DATA DOMAIN INC                COM              23767P109     5003   150000 SH       SOLE                 150000        0        0
D FORD MTR CO DEL                COM PAR $0.01    345370860     3642   600000 SH       SOLE                 600000        0        0
D GENERAL DYNAMICS CORP          COM              369550108    19387   350000 SH       SOLE                 350000        0        0
D LOCKHEED MARTIN CORP           COM              539830109    31454   390000 SH       SOLE                 390000        0        0
D MORGAN STANLEY                 COM NEW          617446448     8249   289334 SH       SOLE                 289334        0        0
D NRG ENERGY INC                 COM NEW          629377508    22202   855246 SH       SOLE                 855246        0        0
D WELLPOINT INC                  COM              94973V107     9160   180000 SH       SOLE                 180000        0        0
D WELLS FARGO & CO NEW           COM              949746101     9098   375000 SH       SOLE                 375000        0        0
D WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    32262    41100 SH       SOLE                  41100        0        0
D WYETH                          COM              983024100    64000  1410000 SH       SOLE                1410000        0        0
S REPORT SUMMARY      14 DATA RECORDS         280180   7807351      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED